Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (20,323)	$ (22,344)	$ (10,849)
State income taxes, net of federal benefit	(644)	1,330	(3,810)
Stock compensation	1,271	2,786	185
Foreign rate differential	(2)	0	13
Tax credits	(539)	(539)	(787)
Fair value changes - warrants	(619)	11,192	0
Convertible debt cancellation of indebtedness income	0	15,079	0
Valuation allowance	20,058	(6,812)	14,559
Non-deductible expenses	(2,031)	(485)	0
Other	35	168	690
(Benefit from) provision for income taxes	$ (2,794)	$ 375	$ 1